LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN	12 Months Ended
Dec. 31, 2023
Liquidity Continued Operations And Going Concern
LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN

NOTE 3. LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN

During March 2023, the Company redeployed its Thornton manufacturing facility to focus on industrial commercialization of the Company's patent-pending Perovskite solar technologies. In April 2023, the Company purchased manufacturing assets in Zurich, Switzerland with plans to commence manufacturing using this equipment; however, in June 2023, Management exercised its put option to sell the this equipment (see Note 5) and restarted production at its Thornton facility and currently has limited PV production.

The Company will continue to focus on integrating its PV products into scalable and high value markets which includes agrivoltaics, aerospace, etc. The Company does not expect that sales revenue and cash flows will be sufficient to support operations and cash requirements until it has fully implemented its relaunch strategy. During the year ended December 31, 2023 the Company used $9,536,879 in cash for operations. As of December 31, 2023, the Company had $5,761,067 in current liabilities.

Additionally, projected product revenues are not anticipated to result in a positive cash flow position for the year 2024 overall and, as of December 31, 2023, the Company has a working capital deficit of $4,225,559. As such, additional financing will be required for the Company to reach a level of sufficient sales to achieve profitability.

The Company continues to seek additional funding through strategic or financial investors, but there is no assurance the Company will be able to raise additional capital on acceptable terms or at all. If the Company's revenues do not increase rapidly, and/or additional financing is not obtained, the Company will be required to significantly curtail operations to reduce costs and/or sell assets. Such actions would likely have an adverse impact on the Company's future operations.

As a result of the Company’s recurring losses from operations, and the need for additional financing to fund its operating and capital requirements, there is uncertainty regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively, which raises substantial doubt as to the Company’s ability to continue as a going concern.

Management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. These financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.